As filed with the Securities and Exchange Commission on May 8, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
 (Exact name of Registrant as specified in charter)

C/O Jacob Asset Management of New York LLC
272 2nd Street #106
Hermosa Beach, CA 90254
 (Address of principal executive offices) (Zip code)

Ryan Jacob
C/O Jacob Asset Management of New York LLC
272 2nd Street #106
Hermosa Beach, CA 90254
 (Name and address of agent for service)

(424)-237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2017

Item 1. Reports to Stockholders.

Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Micro Cap Growth Fund

Semi-Annual Report
February 28, 2017

The Jacob Internet Fund, Jacob Small Cap Growth Fund and
Jacob Micro Cap Growth Fund are mutual funds with the
primary investment objective of long-term growth of capital.

The Jacob Internet Fund has current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdowns	5
Schedules of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	19
Notes to the Financial Statements	24
Additional Information on Fund Expenses	35
Additional Information	37

Dear Fellow Investors,

It has certainly been an eventful six month period, with the recent U.S. elections acting as a catalyst for some major moves in a host of different markets. While stocks in general have reacted positively, the largest gains have been in cyclical industries that are more sensitive to economic stimulus by way of tax reform and infrastructure spending. The financial sector, probably the biggest benefactor of any significant deregulation, also has also been a leader mainly from expectations of rising interest rates. As a result of this, we have taken various actions in the period to reposition the funds in order to take advantage of these trends. Although it is now even more likely that we will finally see economic growth accelerate to more normalized levels, we are mindful that if deficit spending accelerates, renewed inflation worries and a more meaningful increase in long-term interest rates could eventually be harmful to many areas of the market. In addition, we are watching for potential new trade policies or geopolitical developments that could have negative repercussions to companies with meaningful overseas operations. However, for now, we are focusing more on the short-term opportunities with the belief that stocks should continue to react positively to the domestic agenda of the new government.

Jacob Internet Fund

The Jacob Internet Fund was down -1.87% for the six-month period ended February 28, 2017, while the NASDAQ Composite Index returned 12.43%. Weakness that led up to the elections was followed by a relatively broad rally that, unfortunately, left out a number of leading Internet companies. The good news is that fundamentally the Internet sector looks as strong as ever, so we expect many of our largest holdings to regain their momentum as the year progresses. The relative weakness in small-cap names continue to be a drag, especially versus our major index benchmarks that are market-cap weighted. That being said, we continue to believe that our strategy of owning small- and mid-cap holdings is a key component in our ability to outperform the benchmark over the long-term.

Two of our largest positions, Twitter and Yelp had the most negative impact over the period, down 18% and 12%, respectively. One of the worst performers, online travel company TripAdvisor, was down more than 32% mainly from its bumpy transition from an ad-based model to one focused more on transactions. Luckily, most of our worst performers during the period were some of our smallest as well, but the fact that many of them were down more than 30%, still negatively affected our results.  While many of our leading positions in the fund (Facebook, Alphabet, Amazon) were positive in the period, they were only up between 7-10%, well below the performance of the Nasdaq in the period.

Some of the highlights in the period were Immersion, the haptics provider to cell phones and other electronic devices, which was up more than 50%. Also, open source software companies HortonWorks and Red Hat were both up 25% and 14%, respectively. Finally, Apple, our largest hardware company, was up close to 30%, outperforming most of its larger capitalization peers.

We added a number of new positions early in the period ended February 28, 2017. These include E*Trade, an online broker and bank, that should meaningfully benefit from higher interest rates. WebMD, another position we have owned before, is very attractively priced relative to its significant web presence. Also, we have initiated small positions in Radisys, a telecom equipment manufacturer embracing the more open and flexible emerging technologies increasingly being adopted by its customers; and Reis, a leading provider of market data for various sectors of commercial real estate.

Jacob Small Cap Growth Fund

The Jacob Small Cap Growth Fund was up 4.39% through February 28, 2017 while the Russell 2000 Growth Index was up 9.36%. The fund had a similar trajectory to Internet, where early weakness in the period was difficult to make up, as many sectors away from technology and healthcare led the market. Even with our portfolio adjustments post-election, we were still underweight in many cyclical and economically sensitive sectors than the indices. While our aggressive growth focus has hindered performance recently, we still strongly believe that with both investor sentiment and the economic backdrop improving, we are well positioned to participate in any resurgence in small-cap stocks.

Most of the poorest performers in the period were tied to the energy sector, including Energy Recovery and Carrizo Oil & Gas, which were each down 30% and 15% respectively. A few other smaller positions such as dry eye diagnostic equipment maker Tearlab and network monitoring company Numerex were down close to 35% each as well.  Rounding out the worst performers were three small names down over 40% for the period that are no longer holdings in the fund due to disappointing clinical and operating results (Trevena, Rave Restaurant Group, Cempra).

Top honors actually goes to a healthcare name, Esperion Therapeutics, which benefitted from recent clinical trial results showing definitive benefits from cholesterol reduction, and was up over 140% in the period. Many of the other top performers were companies that operate in cyclical and other economically sensitive industries. These include shipping company XPO Logistics and engineering and construction company Mastec which were up 42% and 33%, respectively. Despite a tough backdrop for most mall retailers, and especially for those catering to a younger audience, teen retailer Tilly’s rose 33% as the company’s extremely low valuation, strong balance sheet, and continued profitability attracted investor interest.

The Small Cap fund added WebMD, Radisys and Reis along with the Internet fund, and also added six additional new positions. Three of these names are restaurant companies that either cater to growing concepts in a fragmented market (Chuy’s and El Pollo Loco) or operators with track records of profitable growth and good capital management (BJ’s Restaurants).  The one attribute they all share is a significant opportunity to expand geographically. We also initiated positions in energy companies Oasis Petroleum and Ring Energy.  While one operates in the Bakken fields in North Dakota and the other more traditional wells in East Texas, both should benefit greatly from increased production and likely higher prices for oil if global economic growth picks up steam.  Finally, we added MidSouth Bancorp, which is a Louisiana-based bank that has a significant loan book tied to the oil & gas industry.  They should also benefit from both rising interest rate spreads and improving balance sheets in the sector.

Jacob Micro Cap Growth Fund

The Jacob Micro Cap Growth Fund was down 10.66% for the semi-annual period February 28, 2017, vs a 6.7% rise for the Russell Micro Cap Growth Index. Like the Internet and Small Cap funds, the Micro Cap fund was hurt by its oversized focus on technology names, which was especially harmful during the post-election sector rotation described earlier in this letter. At the end of the year, the Micro Cap fund had a 40%-plus weighting in technology names, nearly double the exposure of the broader Russell Micro Cap Growth Index. We continue to believe, however, that technology stocks offer some of the best opportunities in the micro cap space, and while we have actively focused on expanding our investments in other sectors – such as consumers, industrials and financials – we expect to remain overweight in technology for at least the foreseeable future.

With the Russell Micro Cap Growth Index again lagging behind the broader Russell 2000 Growth Index during the fiscal period, the Micro Cap fund was further hurt by its focus on smaller companies. At the end of last year, the weighted average market cap of our fund was almost 50% smaller than the weighted average market cap in the broader Russell Micro Cap Growth index. If you look at the bottom ten performers of the Micro Cap fund for the year, it was dominated by names that traded for under $100 million in market cap, while the majority of our top performers traded at market caps above that level.

One such smaller cap name, and the fund’s worst performer of the period, was Senomyx, a food technology company that was blindsided when its partner PepsiCo decided not to use one of their ingredients in a lower-sugar, lower-calorie formula of Mug Root Beer. Pepsi, however, remains a close partner of the company, and we continue to strongly believe that the company’s products – including its most recent development plans for a new natural sweetener derived from the monk fruit – are well-positioned as food companies follow the undeniable trend of more healthful eating, and especially less sugar consumption.

We are similarly optimistic about the prospects for a number of other smaller names that made up the fund’s worst performers for the period – such as Psivida, an ophthalmologic drug development company, and Netlist, a high-speed computer memory technology developer, each down more than 50% for the period.

While we are generally agnostic towards the market cap size of any particular investment, we do plan on keeping the fund smaller than our benchmark as we believe tremendous opportunities exist within smaller names, especially given their lack of broader Wall Street analyst coverage, their drastic underperformance over the past several years and a backdrop of a more favorable political environment for companies with limited overseas exposure.

We did have a number of standout performers in the quarters, such as Esperion Therapeutics, discussed earlier in the letter, and Lantronix, a networking technology company, both up more than 100% during the period. Both of those names had been recent underperformers that we added to over the past year during times of weakness.

In an attempt to broaden the portfolio a bit in terms of both the number of names we own as well as sector diversification, we added a large number of names during the fiscal period, including most of the names added in the other funds: BJ’s Restaurants, El Pollo Loco, Chuy’s, MidSouth Bancorp, Reis, and Radisys.

In addition to those names, we also added two other names: Real Industry, one of the country’s leading recycled aluminum producers, and Staffing 360 Solutions, an acquisition-focused temporary staffing company. Real has struggled as it deals with some difficult market dynamics, as the spread between the price of recycled aluminum and the scrap they must buy to produce their product has narrowed substantially over the past year. However, these trends tend to move in cycles, and a healthier market is likely on the come, especially if the current Administration is successful in promoting the use of domestic steel. Staffing 360, meanwhile, is led by experienced staffing veterans and should continue to benefit from a strong U.S. economy and a tight labor market while it pursues its roll-up strategy to the extent its relatively modest balance sheet will allow.

As always, we believe that staying true to our investment philosophy and process is still key to obtaining the best possible long-term investment performance for our shareholders.  Thank you again for your continued confidence and trust.

Ryan Jacob
Chairman and Chief Investment Officer, Jacob Asset Management of New York LLC
Portfolio Manager

Frank Alexander
Portfolio Manager

Darren Chervitz
Portfolio Manager

Past performance is not a guarantee of future results.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change at any time. Forecasts cannot be guaranteed and should not be considered investment advice.

Mutual fund investing involves risk; loss of principal is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. There are more specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks. The Funds can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility. Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk.

Please refer to the schedule of investments for complete Fund holdings information.

The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC.

JACOB INTERNET FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2017
(as a percentage of total investments)
(Unaudited)

JACOB SMALL CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2017
(as a percentage of total investments)
(Unaudited)

JACOB MICRO CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2017
(as a percentage of total investments)
(Unaudited)

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Shares				Value

	COMMON STOCKS		96.6%

	Internet-Commerce	9.8%
1,100	Amazon.com, Inc.*			$929,544
42,000	E*TRADE Financial Corp.*			1,449,420
24,249	Reis, Inc.			468,006
33,075	Zillow Group, Inc.—Class C*			1,122,565
				3,969,535

	Internet-Infrastructure	50.2%
18,800	Apple Computer, Inc.			2,575,412
312,000	Bazaarvoice Inc.*			1,388,400
51,807	Castlight Health, Inc.—Class B*			183,915
18,700	CEVA, Inc.*			624,580
988,200	Digital Turbine Inc.*			859,734
194,900	Hortonworks Inc.*			1,937,306
125,740	I.D. Systems, Inc.*			736,836
84,046	Immersion Corp.*			918,623
23,400	Liberty Global plc—Class C*^			575,406
26,981	LogMeIn, Inc.			2,475,507
253,009	Mitek Systems, Inc.*			1,581,306
674,000	Netlist, Inc.*			660,722
160,115	Numerex Corp.—Class A*			798,974
38,800	Paylocity Holding Corp.*			1,368,088
202,000	Radisys Corp.*			771,640
18,100	Red Hat, Inc.*			1,498,861
17,400	Salesforce.com, Inc.*			1,415,490
				20,370,800

	Internet-Media	36.6%
2,600	Alphabet, Inc.—Class C*			2,140,346
17,000	Facebook, Inc.—Class A*			2,304,180
111,800	Pandora Media, Inc.*			1,384,084
14,360	SINA Corp.*^			998,451
30,000	Tencent Holdings Ltd. (HK)(a)			796,109
37,400	TripAdvisor, Inc.*			1,550,978
121,000	Twitter, Inc.*			1,908,170
24,800	WebMD Health Corp.*			1,287,120
73,750	Yelp Inc.*			2,485,375
				14,854,813
	TOTAL COMMON STOCKS (Cost $28,711,692)			39,195,148

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2017 (Unaudited)

Shares				Value

	SHORT TERM INVESTMENT		3.9%

	Money Market Fund	3.9%
1,573,195	Fidelity Government Portfolio-Class I, 0.45%(b)			$1,573,195
	TOTAL SHORT TERM INVESTMENT (Cost $1,573,195)			1,573,195
	TOTAL INVESTMENTS (Cost $30,284,887)		100.5%	40,768,343
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.5)%	(182,569)
	TOTAL NET ASSETS		100.0%	$40,585,774

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 2 Security. See Note 2.
(b)	7-day yield.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Shares				Value

	COMMON STOCKS		98.6%

	Biotech & Pharmaceuticals	14.4%
152,546	Codexis, Inc.*			$625,439
21,800	Esperion Therapeutics, Inc.*			570,506
3,300	Intercept Pharmaceuticals, Inc.*			421,047
18,150	Omeros Corp.*			220,885
9,200	Pacira Pharmaceuticals, Inc.*			402,040
				2,239,917

	Cable/Satellite TV	1.3%
8,400	Liberty Global plc—Class C*^			206,556

	Chemicals	2.7%
124,706	BioAmber Inc.*			427,742

	Energy-Exploration & Production	11.8%
4,200	Arch Coal, Inc.—Class A*			301,812
14,600	Carrizo Oil & Gas, Inc.*			475,230
42,124	Energy Recovery Inc.*			354,263
28,000	Oasis Petroleum Inc.*			396,480
25,000	Ring Energy Inc.*			309,000
				1,836,785

	Financial	8.3%
7,200	Banco Latinoamericano de Comercio Exterior SA^			202,536
16,700	Entegra Financial Corp.*			384,100
22,986	First Northwest Bancorp*			354,904
24,000	MidSouth Bancorp, Inc.			352,800
				1,294,340

	Industrial	8.1%
81,000	Aspen Aerogels, Inc.*			335,340
8,800	MasTec, Inc.*			345,400
11,400	XPO Logistics, Inc.*			581,286
				1,262,026

	Machinery	2.9%
4,100	The Toro Co.			246,861
1,800	WABCO Holdings Inc.*			202,104
				448,965

	Medical Devices	5.9%
38,500	Intersect ENT, Inc.*			523,600
76,560	TearLab Corp.*			393,518
				917,118

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2017 (Unaudited)

Shares				Value

	COMMON STOCKS—(Continued)		98.6%

	Retail & Restaurants	5.9%
9,000	BJ’s Restaurants Inc.*			$327,150
5,300	Chuy’s Holdings Inc.*			151,050
12,600	El Pollo Loco Holdings, Inc.*			157,500
25,500	Tilly’s Inc.—Class A			281,265
				916,965

	Technology-Hardware	1.6%
7,300	CEVA, Inc.*			243,820

	Technology-Software & Services	35.7%
121,400	Bazaarvoice Inc.*			540,230
72,900	Hortonworks Inc.*			724,626
32,329	Immersion Corp.*			353,356
8,475	LogMeIn, Inc.			777,581
59,521	Numerex Corp.—Class A*			297,010
42,400	Pandora Media, Inc.*			524,912
14,600	Paylocity Holding Corp.*			514,796
9,221	Reis, Inc.			177,965
5,460	SINA Corp.*^			379,634
9,400	WebMD Health Corp.*			487,860
22,950	Yelp Inc.*			773,415
				5,551,385
	TOTAL COMMON STOCKS (Cost $14,106,809)			15,345,619

	WARRANT	0.0%
127,500	TearLab Corp.*(a)			—
	TOTAL WARRANT (Cost $0)			—

	SHORT TERM INVESTMENT		0.9%
	Money Market Fund	0.9%
138,797	Fidelity Government Portfolio-Class I, 0.45%(b)			138,797
	TOTAL SHORT TERM INVESTMENT (Cost $138,797)			138,797
	TOTAL INVESTMENTS (Cost $14,245,606)		99.5%	15,484,416
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.5%	85,391
	TOTAL NET ASSETS		100.0%	$15,569,807

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Fair Valued Security.
(b)	7-day yield.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2017 (Unaudited)

Shares				Value

	COMMON STOCKS		98.1%

	Biotech & Pharmaceuticals	16.5%
71,006	Codexis, Inc.*			$291,125
10,000	Esperion Therapeutics, Inc.*			261,700
74,700	Imprimis Pharmaceuticals, Inc.*			182,268
9,250	Omeros Corp.*			112,572
150,000	pSivida Corp.*			262,500
45,000	Ritter Pharmaceuticals Inc.*			115,200
				1,225,365

	Chemicals	2.7%
58,110	BioAmber Inc.*			199,317

	Energy-Exploration & Production	2.3%
20,000	Energy Recovery Inc.*			168,200

	Financial	7.4%
8,300	Entegra Financial Corp.*			190,900
11,622	First Northwest Bancorp*			179,444
8,000	MidSouth Bancorp, Inc.			117,600
12,000	Real Industry, Inc.*			61,200
				549,144

	Food & Beverages	4.2%
29,513	Reed’s, Inc.*			116,576
175,000	Senomyx, Inc.*			197,750
				314,326

	Industrial	2.1%
38,000	Aspen Aerogels, Inc.*			157,320

	Medical Devices	10.2%
59,660	iCAD, Inc.*			224,322
16,500	Intersect ENT, Inc.*			224,400
9,350	STAAR Surgical Co.*			93,032
40,900	TearLab Corp.*			210,226
				751,980

	Retail & Restaurants	7.3%
4,400	BJ’s Restaurants Inc.*			159,940
2,500	Chuy’s Holdings Inc.*			71,250
6,000	El Pollo Loco Holdings, Inc.*			75,000
11,000	Jamba, Inc.*			106,810
50,000	Staffing 360 Solutions, Inc.*			31,000
9,000	Tilly’s Inc.—Class A			99,270
				543,270

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2017 (Unaudited)

Shares				Value

	COMMON STOCKS—(Continued)		98.1%

	Technology-Hardware	9.0%
3,340	CEVA, Inc.*			$111,556
89,200	Lantronix, Inc.*			252,436
165,700	Netlist, Inc.*			162,436
36,000	Radisys Corp.*			137,520
				663,948

	Technology-Software & Services	36.4%
60,000	Bazaarvoice Inc.*			267,000
29,741	Castlight Health, Inc.—Class B*			105,581
319,000	Digital Turbine Inc.*			277,530
33,600	Hortonworks Inc.*			333,984
41,599	I.D. Systems, Inc.*			243,770
12,793	Immersion Corp.*			139,827
25,900	IZEA Inc.*			111,370
43,825	Mitek Systems, Inc.*			273,906
28,804	Numerex Corp.—Class A*			143,732
4,549	Reis, Inc.			87,796
41,029	Sajan Inc.*			160,013
150,000	Sysorex Global*			35,250
127,021	Top Image Systems Ltd.*^			174,019
85,000	USA Technologies, Inc.*			340,000
				2,693,778
	TOTAL COMMON STOCKS (Cost $9,259,463)			7,266,648

	WARRANT	0.0%
	97,500TearLab Corp.*(a)			—
	TOTAL WARRANT (Cost $0)			—

	SHORT TERM INVESTMENT		2.2%

	Money Market Fund	2.2%
166,784	Fidelity Government Portfolio-Class I, 0.45%(b)			166,784
	TOTAL SHORT TERM INVESTMENT (Cost $166,784)			166,784
	TOTAL INVESTMENTS (Cost $9,426,247)		100.3%	7,433,432
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.3)%	(24,246)
	TOTAL NET ASSETS		100.0%	$7,409,186

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Fair Valued Security.
(b)	7-day yield.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2017 (Unaudited)

		Jacob	Jacob
	Jacob	Small Cap	Micro Cap
	Internet Fund	Growth Fund	Growth Fund
Assets:
Investments, at value (cost $30,284,887, $14,245,606
and $9,426,247, respectively)	$40,768,343	$15,484,416	$7,433,432
Cash	—	—	104
Receivable for capital shares sold	615	—	—
Receivable for investments sold	175,774	133,445	43,616
Dividend and interest receivable	724	1,173	39
Receivable from Adviser	—	5,307	—
Other assets	16,696	31,130	25,191
Total Assets	40,962,152	15,655,471	7,502,382

Liabilities:
Payable for securities purchased	133,831	43,089	46,270
Payable for capital shares repurchased	15,025	—	1
Payable to Adviser	40,260	—	—
Payable for distribution and shareholder
servicing expenses—Investor Class (see Note 7)	110,558	2,833	—
Payable to Directors	14,438	4,166	3,106
Accrued audit fees	7,637	7,590	7,580
Accrued legal fees	10,417	3,212	11,490
Accrued printing and mailing fees	7,367	4,744	3,389
Accrued transfer agent fees	24,669	7,954	8,765
Accrued expenses and other liabilities	12,176	12,076	12,595
Total Liabilities	376,378	85,664	93,196
Net Assets	$40,585,774	$15,569,807	$7,409,186

Net Assets Consist Of:
Capital Stock	$26,471,339	$20,388,833	$12,158,758
Accumulated net investment loss	(1,400,586)	(420,685)	(263,746)
Accumulated net realized gain (loss) on investment transactions	5,031,565	(5,637,151)	(2,493,011)
Net unrealized appreciation (depreciation) on investments	10,483,456	1,238,810	(1,992,815)
Total Net Assets	$40,585,774	$15,569,807	$7,409,186

Institutional Class(1)
Net Assets	$—	$11,055,197	$5,769,586
Shares outstanding (20 billion shares of $0.001 par value authorized)	—	629,395	532,129
Net asset value, redemption price and offering price per share(2)	$—	$17.56	$10.84

Investor Class
Net Assets	$40,585,774	$4,514,610	$1,639,600
Shares outstanding (20 billion shares of $0.001 par value authorized)	9,885,510	259,962	164,392
Net asset value, redemption price and offering price per share(2)	$4.11	$17.37	$9.97
_______________

(1)	The Internet Fund currently offers Investor Class shares only. See Note 1.
(2)	Redemption of shares held less than 30 days may be charged a 2% redemption fee. See Note 3.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2017 (Unaudited)

		Jacob	Jacob
	Jacob	Small Cap	Micro Cap
	Internet Fund	Growth Fund	Growth Fund
Investment Income:
Dividend income	$180,560	$94,497	$11,799
Interest income	3,603	284	492
Total Investment Income	184,163	94,781	12,291

Expenses:
Investment advisor fees	265,403	73,759	46,961
Distribution and shareholder servicing expenses—Investor Class (See Note 7)	53,081	5,853	2,202
Administration fees	24,072	20,674	19,993
Fund accounting fees	14,113	17,021	17,176
Transfer agent fees	62,553	34,722	30,734
Custody fees	3,439	3,657	2,766
Federal and state registration	11,700	19,379	15,947
Insurance expense	5,823	3,063	1,415
Audit fees	7,668	7,691	7,696
Legal fees	31,813	17,804	7,810
Printing and mailing of reports to shareholders	10,150	3,899	2,387
Directors’ fees and expenses	25,268	12,179	5,409
Other	50	35	31
Total Expenses	515,133	219,736	160,527
Expense Waiver (See Note 6)	—	(52,901)	(46,961)
Net expenses	515,133	166,835	113,566
Net Investment Loss	(330,970)	(72,054)	(101,275)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,286,914	101,959	(333,273)
Change in net unrealized appreciation (depreciation) on investments	(5,867,323)	679,122	(490,597)
Net realized and unrealized gain (loss) on investments	(580,409)	781,081	(823,870)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(911,379)	$709,027	$(925,145)

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016
	(Unaudited)

Operations
Net investment loss	$(330,970)	$(954,600)
Net realized gain on investment transactions	5,286,914	2,425,157
Change in net unrealized appreciation (depreciation) on investments	(5,867,323)	7,431,411
Net increase (decrease) in net assets resulting from operations	(911,379)	8,901,96

Distributions to Shareholders:
From net realized gain	(1,931,879)	(4,682,043)

Capital Share Transactions (See Note 3):
Proceeds from shares sold	2,223,860	2,758,912
Proceeds from reinvestment of distribution	1,892,600	4,560,019
Cost of shares redeemed	(4,219,249)	(6,880,468)
Redemption fees	13,519	320
Net increase (decrease) in net assets resulting from capital share transactions	(89,270)	438,783

Net Increase (Decrease) in Net Assets	(2,932,528)	4,658,708
Net Assets:
Beginning of period	43,518,302	38,859,594
End of period*	$40,585,774	$43,518,302
* Includes accumulated net investment loss of:	$(1,400,586)	$(1,069,616)

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016
	(Unaudited)
Operations:
Net investment loss	$(72,054)	$(262,063)
Net realized gain (loss) on investment transactions	101,959	(3,183,444)
Change in net unrealized appreciation on investments	679,122	1,264,881
Net increase (decrease) in net assets resulting from operations	709,027	(2,180,626)

Distributions to Shareholders
Return of capital	—	(86,651)

Capital Share Transactions (See Note 3):
Proceeds from shares sold	126,384	245,000
Proceeds from reorganization(1)	—	4,741,104
Proceeds from reinvestment of distribution	—	79,101
Cost of shares redeemed	(2,270,792)	(4,410,968)
Redemption fees	231	6
Other transactions(2)	4,846	—
Net increase (decrease) in net assets resulting from capital share transactions	(2,139,331)	654,243

Net Decrease in Net Assets	(1,430,304)	(1,613,034)
Net Assets:
Beginning of period	17,000,111	18,613,145
End of period*	$15,569,807	$17,000,111
* Includes accumulated net investment loss of:	$(420,685)	$(348,631)
_______________

(1)	Represents the amount acquired as a result of the reorganization of the Jacob Wisdom Fund into the Jacob Small Cap Growth Fund on August 26, 2016.
(2)	Reimbursement from U.S. Bancorp Fund Services, LLC due to NAV error.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016
	(Unaudited)
Operations:
Net investment loss	$(101,275)	$(235,741)
Net realized loss on investment transactions	(333,273)	(1,171,839)
Change in net unrealized appreciation (depreciation) on investments	(490,597)	414,204
Net decrease in net assets resulting from operations	(925,145)	(993,376)

Distributions to Shareholders:
From net realized gain	—	(2,158,976)

Capital Share Transactions (See Note 3):
Proceeds from shares sold	17,224	96,587
Proceeds from reinvestment of distribution	—	1,996,946
Cost of shares redeemed	(502,231)	(1,376,723)
Redemption fees	—	2
Net increase (decrease) in net assets resulting from capital share transactions	(485,007)	716,812

Net Decrease in Net Assets	(1,410,152)	(2,435,540)
Net Assets:
Beginning of period	8,819,338	11,254,878
End of period*	$7,409,186	$8,819,338
* Includes accumulated net investment loss of:	$(263,746)	$(162,471)

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Six Months
	Ended
	February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$4.39		$3.96	$4.51	$3.81	$3.03	$2.95

Income (loss) from investment operations
Net investment loss(1)	(0.03)		(0.10)	(0.08)	(0.09)	(0.07)	(0.06)
Net realized and unrealized gain (loss)
on investment transactions	(0.05)		1.02	(0.03)	0.79	0.85	0.14
Total from investment operations	(0.08)		0.92	(0.11)	0.70	0.78	0.08
Less distributions from net realized gain	(0.20)		(0.49)	(0.44)	—	—	—
Paid in capital from redemption fees(2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$4.11		$4.39	$3.96	$4.51	$3.81	$3.03
Total return	(1.87	)%(3)	25.31%	(2.14)%	18.37%	25.74%	2.71%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$40,586		$43,518	$38,860	$45,546	$40,033	$39,983
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.43	%(4)	2.60%	2.46%	2.42%	2.66%	2.87%
Ratio of net operating expenses
(after waiver) to average net assets(5)	2.43	%(4)	2.60%	2.46%	2.42%	2.66%	2.87%
Ratio of net investment loss
(prior to waiver) to average net assets	(1.56	)%(4)	(2.47)%	(1.93)%	(2.00)%	(2.05)%	(1.99)%
Ratio of net investment loss
(after waiver) to average net assets(5)	(1.56	)%(4)	(2.47)%	(1.93)%	(2.00)%	(2.05)%	(1.99)%
Portfolio turnover rate	30	%(3)	43%	50%	56%	44%	56%
_______________

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)
For the period September 1, 2011 through at least January 2, 2018, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

							November 12,
	Six Months						2012(2)
	Ended						through
	February 28,		Year Ended August 31,				August 31,
	2017		2016(1)		2015	2014	2013
	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$16.82		$18.95		$19.01	$17.67	$12.94

Income (loss) from investment operations:
Net investment loss(3)	(0.07)		(0.29)		(0.36)	(0.35)	(0.22)
Net realized and unrealized gain (loss)
on investment transactions	0.81		(1.73)		0.30	1.69	4.95
Total from investment operations	0.74		(2.02)		(0.06)	1.34	4.73
Less distributions of return of capital	—		(0.11)		—	—	—
Net asset value, end of period	$17.56		$16.82		$18.95	$19.01	$17.67
Total return	4.46	%(4)	(10.64	)%(5)	(0.32)%	7.58%	36.55	%(4)

Supplemental data and ratios:
Net assets, end of period (in thousands)	$11,055		$12,012		$9,367	$10,164	$10,131
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.61	%(6)	2.94%		2.17%	2.25%	2.32	%(6)
Ratio of net operating expenses
(after waiver) to average net assets(7)	1.95	%(6)	2.04%		1.95%	1.95%	1.95	%(6)
Ratio of net investment loss
(prior to waiver) to average net assets	(1.45	)%(6)	(2.80)%		(2.00)%	(2.16)%	(2.20	)%(6)
Ratio of net investment loss
(after waiver) to average net assets(7)	(0.79	)%(6)	(1.90)%		(1.78)%	(1.86)%	(1.83	)%(6)
Portfolio turnover rate	31	%(4)	58%		84%	86%	81	%(4)
_______________

(1)	On August 29, 2016, Investor Class shares of the Jacob Wisdom Fund series of Jacob Funds Inc. were reorganized into Institutional Class Shares of the Small Cap Growth Fund.
(2)
Commencement of operations of the Small Cap Growth Fund Institutional Class.  The Class I shares of the Jacob Small Cap Growth Fund II, (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) was reorganized into Institutional Class shares of the Small Cap Growth Fund on November 12, 2012. On July 9, 2012, before the reorganization, the adviser of the Jacob Small Cap Growth Fund II changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”).

(3)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(4)	Not annualized.
(5)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(6)	Annualized.
(7)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through at least January 2, 2018, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Six Months
	Ended
	February 28,		Year Ended August 31,
	2017		2016		2015		2014		2013(1)		2012
	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$16.66		$18.81		$18.91		$17.63		$13.87		$15.12

Income (loss) from investment operations:
Net investment loss(2)	(0.09)		(0.34)		(0.43)		(0.40)		(0.35)		(0.47)
Net realized and unrealized gain (loss)
on investment transactions	0.80		(1.71)		0.30		1.68		4.11		(0.15)
Total from investment operations	0.71		(2.05)		(0.13)		1.28		3.76		(0.62)
Less distributions of return of capital	—		(0.10)		—		—		—		(0.63)
Paid in capital from redemption fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net asset value, end of period	$17.37		$16.66		$18.81		$18.91		$17.63		$13.87
Total return	4.39	%(4)	(10.90	)%(5)	(0.53)%		7.26%		27.11%		(3.75)%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$4,515		$4,988		$9,246		$6,480		$7,236		$5,384
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.86	%(6)	3.23%		2.48%		2.59%		2.97%		4.28%
Ratio of net operating expenses
(after waiver) to average net assets	2.25	%(6)(7)	2.33	%(7)	2.25	%(7)	2.25	%(7)	2.47	%(7)(8)	3.38	%(8)
Ratio of net investment loss
(prior to waiver) to average net assets	(1.71	)%(6)	(3.10)%		(2.31)%		(2.51)%		(2.86)%		(4.27)%
Ratio of net investment loss
(after waiver or reimbursements) to average net assets	(1.10	)%(6)(7)	(2.20	)%(7)	(2.08	)%(7)	(2.17	)%(7)	(2.36	)%(7)(8)	(3.37	)%(8)
Portfolio turnover rate	31	%(4)	58%		84%		86%		81%		78%
_______________

(1)
On November 12, 2012, Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) were reorganized into Investor Class shares of the Small Cap Growth Fund. Activity after November 12, 2012 reflects the Funds’ combined operations.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Amount is less than $0.01.
(4)	Not Annualized.
(5)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(6)	Annualized.
(7)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through at least January 2, 2018, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(8)
The Adviser contractually agreed, through November 11, 2012, to waive its advisory fees in an amount up to an annual rate of 0.90% of the Fund’s average daily net assets, to the extent that the Fund’s operating expense ratio exceeds 2.45%.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented

	Six Months								Nine Months
	Ended		Year Ended						Ended		Year Ended
	February 28,		August 31,						August 31,		November 30,
	2017		2016		2015		2014		2013*		2012(1)		2011(1)
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$12.11		$16.86		$20.65		$25.31		$19.11		$18.19		$17.82

Income (loss) from investment operations:
Net investment loss(2)	(0.14)		(0.31)		(0.32)		(0.45)		(0.27)		(0.31)		(0.30)
Net realized and unrealized gain (loss)
on investment transactions	(1.13)		(1.15)		0.67		0.75		6.47		1.23		0.67
Total from investment operations	(1.27)		(1.46)		0.35		0.30		6.20		0.92		0.37
Less distributions from net realized gain	—		(3.29)		(4.14)		(4.96)		—		—		—
Net asset value, end of period	$10.84		$12.11		$16.86		$20.65		$25.31		$19.11		$18.19
Total return	(10.49	)%(3)	(7.79)%		2.23%		0.11%		32.44	%(3)	5.06%		2.08%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$5,770		$6,782		$8,651		$9,979		$10,800		$40,666		$50,065
Ratio of gross operating expenses (prior to waiver or reimbursements)
to average net assets	4.05	%(4)	3.81%		2.97%		2.79%		3.01	%(4)	2.12%		1.79%
Ratio of net operating expenses (after waiver or reimbursements)
to average net assets	2.85	%(4)(5)(6)	2.61	%(6)	2.15	%(6)	2.15	%(6)	2.28	%(4)(6)	1.72	%(6)(7)	1.60	%(7)
Ratio of net investment loss (prior to waiver or reimbursements)
to average net assets	(3.73	)%(4)	(3.74)%		(2.51)%		(2.61)%		(2.46	)%(4)	(1.95)%		(1.72	)%(8)
Ratio of net investment loss (after waiver
or reimbursements) to average net assets	(2.53	)%(4)(5)(6)	(2.54	)%(6)	(1.69	)%(6)	(1.97	)%(6)	(1.73	)%(4)(6)	(1.55	)%(6)(7)	(1.53	)%(7)
Portfolio turnover rate	26	%(3)	43%		84%		66%		40	%(3)	115%		165%
_______________

*
The Micro Cap Growth Fund’s predecessor fund had a fiscal year end of November 30, so the activity begins on December 1, 2012 and the numbers shown are for the nine month period. The fiscal year was changed to August 31 to align with the other Jacob Funds.

(1)
The financial highlights set forth herein include the historical financial highlights of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) (the “Predecessor Fund”). The Predecessor Fund was reorganized into the Micro Cap Growth Fund on November 12, 2012. On July 9, 2012 before the reorganization, the adviser changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”). Information prior to November 12, 2012 reflects the performance of the Predecessor Fund’s Class I shares.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2018, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.00%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(6)
The Adviser had contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.15%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(7)	Prior to November 12, 2012, the previous adviser and the Adviser agreed to waive operating expenses over 1.60% of the Fund’s average daily net assets.
(8)	Unaudited.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Six Months								Nine Months
	Ended		Year Ended						Ended		Year Ended
	February 28,		August 31,						August 31,		November 30,
	2017		2016		2015		2014		2013*		2012(1)		2011(1)
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$11.16		$15.87		$19.73		$24.47		$18.51		$17.68		$17.36

Income (loss) from investment operations:
Net investment loss(2)	(0.14)		(0.32)		(0.35)		(0.49)		(0.37)		(0.37)		(0.35)
Net realized and unrealized gain (loss)
on investment transactions	(1.05)		(1.10)		0.63		0.71		6.33		1.20		0.67
Total from investment operations	(1.19)		(1.42)		0.28		0.22		5.96		0.83		0.32
Less distributions from net realized gain	—		(3.29)		(4.14)		(4.96)		—		—		—
Paid in capital from redemption fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net asset value, end of period	$9.97		$11.16		$15.87		$19.73		$24.47		$18.51		$17.68
Total return	(10.66	)%(4)	(8.06)%		1.93%		(0.25)%		32.20	%(4)	4.69%		1.84%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$1,640		$2,037		$2,603		$2,958		$3,573		$4,356		$9,339
Ratio of gross operating expenses (prior to waiver
or reimbursements) to average net assets	4.29	%(5)	4.16%		3.32%		3.14%		3.65	%(5)	2.47%		2.12%
Ratio of net operating expenses (after waiver
or reimbursements) to average net assets	3.09	%(5)(6)(7)	2.96	%(7)	2.45	%(7)	2.45	%(7)	2.63	%(5)(7)	2.07	%(7)(8)	1.88	%(8)
Ratio of net investment loss (prior to waiver
or reimbursements) to average net assets	(3.98	)%(5)	(4.09)%		(2.86)%		(2.96)%		(3.34	)%(5)	(2.30)%		(2.05	)%(9)
Ratio of net investment loss (after waiver
or reimbursements) to average net assets	(2.78	)%(5)(6)(7)	(2.89	)%(7)	(1.99	)%(7)	(2.27	)%(7)	(2.32	)%(5)(7)	(1.90	)%(7)(8)	(1.81	)%(8)
Portfolio turnover rate	26	%(4)	43%		84%		66%		40	%(4)	115%		165%
_______________

*
The Micro Cap Growth Fund’s predecessor fund had a fiscal year end of November 30, so the activity begins on December 1, 2012 and the numbers shown are for the nine month period. The fiscal year was changed to August 31 to align with the other Jacob Funds.

(1)
The financial highlights set forth herein include the historical financial highlights of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) (the “Predecessor Fund”). The Predecessor Fund was reorganized into the Micro Cap Growth Fund on November 12, 2012. On July 9, 2012 before the reorganization, the adviser changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”). Information prior to November 12, 2012 reflects the performance of the Predecessor Fund’s Class R shares.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2018, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.30%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(7)
The Adviser had contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.45%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(8)	Prior to November 12, 2012, the previous adviser and the Adviser agreed to waive operating expenses over 1.90% of the Fund’s average daily net assets.
(9)	Unaudited.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017 (Unaudited)

NOTE 1—	DESCRIPTION OF ORGANIZATION

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Micro Cap Growth Fund (the “Micro Cap Growth Fund”), each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of the Small Cap Growth Fund and Micro Cap Growth Fund is long-term growth of capital.

The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016. The Micro Cap Growth Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Micro Cap Growth Fund is the successor fund to the Predecessor Micro Cap Growth Fund).

The Internet Fund currently offers Investor Class shares. The Small Cap Growth Fund and Micro Cap Growth Fund currently offer Investor Class and Institutional Class shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class. Shareholders may be charged a redemption fee of 2% if the shares are redeemed within 30 days of initial investment.

NOTE 2—	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2017 (Unaudited)

sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2017 (Unaudited)

The following is a summary of the inputs used to value the Internet Fund’s investments as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet—Commerce	$3,969,535	$—	$—	$3,969,535
Internet—Infrastructure	20,370,800	—	—	20,370,800
Internet—Media	14,058,704	796,109	—	14,854,813
Total Common Stock	38,399,039	796,109	—	39,195,148
Short Term Investment
Money Market Fund	1,573,195	—	—	1,573,195
Total Investments in Securities	$39,972,234	$796,109	$—	$40,768,343

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotech & Pharmaceuticals	$2,239,917	$—	$—	$2,239,917
Cable/Satellite TV	206,556	—	—	206,556
Chemicals	427,742	—	—	427,742
Energy—Exploration & Production	1,836,785	—	—	1,836,785
Financial	1,294,340	—	—	1,294,340
Industrial	1,262,026	—	—	1,262,026
Machinery	448,965	—	—	448,965
Medical Devices	917,118	—	—	917,118
Retail & Restaurants	916,965	—	—	916,965
Technology—Hardware	243,820	—	—	243,820
Technology—Software & Services	5,551,385	—	—	5,551,385
Total Common Stock	15,345,619	—	—	15,345,619
Warrant	—	—	—	—
Short Term Investment
Money Market Fund	138,797	—	—	138,797
Total Investments in Securities	$15,484,416	$—	$—	$15,484,416

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2017 (Unaudited)

The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotech & Pharmaceuticals	$1,225,365	$—	$—	$1,225,365
Chemicals	199,317	—	—	199,317
Energy—Exploration & Production	168,200	—	—	168,200
Financial	549,144	—	—	549,144
Food & Beverages	314,326	—	—	314,326
Industrial	157,320	—	—	157,320
Medical Devices	751,980	—	—	751,980
Retail & Restaurants	543,270	—	—	543,270
Technology—Hardware	663,948	—	—	663,948
Technology—Software & Services	2,693,778	—	—	2,693,778
Total Common Stock	7,266,648	—	—	7,266,648
Warrant	—	—	—	—
Short Term Investment
Money Market Fund	166,784	—	—	166,784
Total Investments in Securities	$7,433,432	$—	$—	$7,433,432

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

(b) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

(c) Expenses—Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets.  Expenses are allocated to a particular share class in proportion to each class’s respective net assets.  Expenses are recorded on an accrual basis.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2017 (Unaudited)

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of February 28, 2017. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of February 28, 2017. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of February 28, 2017, open federal tax years include the tax years ended August 31, 2013 through February 28, 2017 for each of the Funds.

(h) Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

(j) Recent Accounting Pronouncements—In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE 3—	CAPITAL SHARE TRANSACTIONS

At February 28, 2017, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Shares	Amount	Shares	Amount
Sales	498,081	$2,223,860	670,388	$2,758,912
Reinvestments	457,150	1,892,600	1,216,005	4,560,019
Redemptions	(977,436)	(4,219,249)	(1,803,270)	(6,880,468)
Redemption fees	—	13,519	—	320
Net increase (decrease)	(22,205)	$(89,270)	83,123	$438,783

Shares Outstanding:
Beginning of period	9,907,715		9,824,592
End of period	9,885,510		9,907,715

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2017 (Unaudited)

Transactions in shares of the Small Cap Growth Fund were as follows:

Institutional Class
	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Shares	Amount	Shares	Amount
Sales	2,168	$38,069	3,357	$49,532
Sales in connection
with reorganization(1)	—	—	283,508	4,741,104
Reinvestments	—	—	2,940	47,242
Redemptions	(86,957)	(1,511,732)	(70,023)	(1,122,876)
Other transactions(2)	—	4,846	—	—
Net increase (decrease)	(84,789)	$(1,468,817)	219,782	$3,715,002

Shares Outstanding:
Beginning of period	714,184		494,402
End of period	629,395		714,184

Investor Class
	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Shares	Amount	Shares	Amount
Sales	5,004	$88,315	13,214	$195,468
Reinvestments	—	—	1,997	31,859
Redemptions	(44,342)	(759,060)	(207,561)	(3,288,092)
Redemption fees	—	231	—	6
Net decrease	(39,338)	$(670,514)	(192,350)	$(3,060,759)

Shares Outstanding:
Beginning of period	299,300		491,650
End of period	259,962		299,300
Total increase (decrease)
for the Fund		$(2,139,331)		$654,243

(1)	The shares and amounts represent activities as a result of the Small Cap Growth Fund’s acquisition of the Wisdom Fund on August 26, 2016.
(2)	Reimbursement from U.S. Bancorp Fund Services, LLC due to NAV error.

Transactions in shares of the Micro Cap Growth Fund were as follows:

Institutional Class

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Shares	Amount	Shares	Amount
Sales	769	$8,300	1,919	$29,600
Reinvestments	—	—	130,331	1,510,536
Redemptions	(28,478)	(307,474)	(85,629)	(1,004,597)
Net increase (decrease)	(27,709)	$(299,174)	46,621	$535,539

Shares Outstanding:
Beginning of period	559,838		513,217
End of period	532,129		559,838

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2017 (Unaudited)

Investor Class

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Shares	Amount	Shares	Amount
Sales	826	$8,924	5,914	$66,987
Reinvestments	—	—	45,459	486,410
Redemptions	(19,026)	(194,757)	(32,849)	(372,126)
Redemption fees	—	—	—	2
Net increase (decrease)	(18,200)	$(185,833)	18,524	$181,273

Shares Outstanding:
Beginning of period	182,592		164,068
End of period	164,392		182,592
Total increase (decrease)
for the Fund		$(485,007)		$716,812

A 2% redemption fee is assessed on any shares of the Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.  The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at
February 28, 2017:

Number of shareholders owning greater
Fund	than 10% of outstanding Fund shares
Internet Fund	2
Small Cap Growth Fund Institutional Class	3
Small Cap Growth Fund Investor Class	1
Micro Cap Growth Fund Institutional Class	2

NOTE 4—	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2017, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$12,167,662	$14,360,395
Small Cap Growth Fund	5,034,522	7,367,972
Micro Cap Growth Fund	2,004,413	2,571,498

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the six months ended February 28, 2017.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2017 (Unaudited)

NOTE 5—	TAX INFORMATION

At August 31, 2016, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet	Small Cap	Micro Cap
	Fund	Growth Fund	Growth Fund
Cost of Investments	$28,972,539	$17,111,927	$10,403,162
Gross unrealized appreciation	18,101,905	2,973,060	1,257,611
Gross unrealized depreciation	(3,076,028)	(3,084,037)	(2,857,361)
Net unrealized appreciation (depreciation)	$15,025,877	$(110,977)	$(1,599,750)
Undistributed ordinary income	262,605	—	—
Undistributed long-term capital gains	1,669,211	—	—
Total distributable earnings	$1,931,816	$—	$—
Other accumulated losses	$—	$(5,417,076)	$(2,224,677)
Total accumulated earnings/(losses)	$16,957,693	$(5,528,053)	$(3,824,427)

At August 31, 2016, the Micro Cap Growth Fund deferred, on a tax basis, post October losses of $1,319,580 and deferred, on a tax basis, post December ordinary losses of $162,471.

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and Passive Foreign Investment Companies (“PFICs”).  At August 31, 2016, the Funds had accumulated net realized capital loss carryovers as follows:

Small Cap	Micro Cap
Growth Fund	Growth Fund	Expiration
$1,515,745	$742,626	8/31/2017
793,875	—	8/31/2018
$2,309,620	$742,626

At August 31, 2016, the Small Cap Growth Fund had an additional $2,162,870 in short-term capital loss carryovers and $944,587 in long-term capital loss carryovers which are non-expiring. To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the year ended August 31, 2016, the Micro Cap Growth Fund utilized capital loss carryforwards of $104,449.

The Internet Fund paid $1,669,234 out of long-term capital gains and $262,645 out of short-term capital gains (ordinary income) during the six months ended February 28, 2017 and paid $4,682,043 out of long-term capital gains for the fiscal year ended August 31, 2016. The Small Cap Growth Fund made no distributions during the six months ended February 28, 2017 and paid $86,651 out of ordinary income based on its excise requirement for the fiscal year ended August 31, 2016. The Micro Cap Growth Fund made no distributions during the six months ended February 28, 2017 and paid $1,214,024 out of long-term capital gains and $944,952 out of short-term capital gains (ordinary income) during the fiscal year ended August 31, 2016.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2017 (Unaudited)

NOTE 6—	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $500 million and 1.00% of annual average net assets over $500 million; 0.90% of the Small Cap Growth Fund’s average daily net assets up to $500 million and 0.75% of annual average daily net assets over $500 million and 1.20% of the Micro Cap Growth Fund’s average daily net assets up to $500 million and 0.95% of annual average daily net assets over $500 million.

The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% of the average daily net assets through at least January 2, 2018. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2017, the Adviser did not waive any fees with respect to the Internet Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through at least January 2, 2018.  The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 28, 2017, fees of $52,901 were waived by the Adviser with respect to the Small Cap Growth Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Micro Cap Growth Fund into the Micro Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% and 2.15% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through December 28, 2016.  Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares, respectively, of each class’ average daily net assets through at least January 2, 2018.  The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 28, 2017, fees of $46,961 were waived by the Adviser with respect to the Micro Cap Growth Fund.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2017 (Unaudited)

Following is a schedule of when fees may be recouped:

Small Cap	Micro Cap
Growth Fund	Growth Fund	Expiration
$54,689	$92,043	August 31, 2017
43,660	103,627	August 31, 2018
116,183	108,084	August 31, 2019
52,901	46,961	August 31, 2020
$267,433	$350,715

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.

NOTE 7—	DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser.  Effective September 1, 2016 through at least January 2, 2018, the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. The Internet Fund incurred $53,081 in expenses pursuant to the 12b-1 Plan for the six months ended February 28, 2017.

The Corporation, on behalf of the Small Cap Growth Fund and Micro Cap Growth Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Micro Cap Growth Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Micro Cap Growth Funds on an annual basis.  Effective September 1, 2016 through at least January 2, 2018, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Micro Cap Growth Funds.  The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $5,853 and the Micro Cap Growth Fund incurred $2,202 in expenses pursuant to the Plan for the six months ended February 28, 2017.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2017 (Unaudited)

NOTE 8—	SUBSEQUENT EVENTS

In preparing these financial statements, the Corporation has evaluated events after February 28, 2017 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Six Months Ended February 28, 2017 for the Internet Fund, Small Cap Growth Fund and Micro Cap Growth Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/2016–2/28/2017) for the Internet Fund, Small Cap Growth Fund and Micro Cap Growth Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Internet Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/16	Value 2/28/2017	9/1/16–2/28/2017*
Actual	$1,000.00	$ 981.30	$11.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.74	$12.13
_______________

*	Expenses are equal to the Internet Fund’s annualized expense ratio of 2.43% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/16	Value 2/28/2017	9/1/16–2/28/2017*
Actual	$1,000.00	$1,044.60	$9.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.12	$9.74
_______________

*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.95% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/16	Value 2/28/2017	9/1/16–2/28/2017*
Actual	$1,000.00	$1,043.90	$11.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.64	$11.23
_______________

*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.25% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Micro Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/16	Value 2/28/2017	9/1/16–2/28/2017*
Actual	$1,000.00	$ 895.10	$13.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.66	$14.21
_______________

*	Expenses are equal to the Institutional Class’s annualized expense ratio of 2.85% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Micro Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/16	Value 2/28/2017	9/1/16–2/28/2017*
Actual	$1,000.00	$ 893.40	$14.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.47	$15.40
_______________

*	Expenses are equal to the Investor Class’s annualized expense ratio of 3.09% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Approval of the Investment Advisory Agreements

During the fiscal quarter ended November 30, 2016, the Board of Directors (the “Board”), including all of the independent Directors, considered and approved the renewal of the Investment Advisory Agreements between Jacob Funds Inc. (the “Company”), on behalf of the Jacob Internet Fund (the “Internet Fund”), Jacob Small Cap Growth Fund (the “Small Cap Fund”) and Jacob Micro Cap Growth Fund (the “Micro Cap Fund” and, together with the Internet Fund and the Small Cap Fund, the “Funds”), and Jacob Asset Management of New York LLC (the “Adviser”) for an additional year. The Board also considered the continuation of the Fee Waiver Agreements between the Adviser and the Company, on behalf of the Internet Fund, Small Cap Fund and Micro Cap Fund, which the Adviser offered to continue for an additional year, including a reduction in the expense level above which the Adviser will waive a portion of its advisory fees for the Micro Cap Fund. While the Investment Advisory Agreements for all of the Funds were considered at the same Board meeting, the Board dealt with each Fund separately.

In reaching its decision to renew the Investment Advisory Agreements, the Board took into account a combination of factors, including the nature, extent and quality of the services to be provided by the Adviser; each Fund’s performance; each Fund’s fees and expenses; the costs of the services to be provided and the profits realized by the Adviser; and the extent to which there are economies of scale in the provision of advisory services and whether the Adviser may realize additional economies of scale in the future. The Board did not identify any single factor as all-important or controlling, and each Director may have weighed a particular piece of information or factor differently than another Director. This summary does not detail all of the matters considered by the Board.

The materials provided to, and discussed by, the Board in connection with the renewal of the Investment Advisory Agreements included written responses from the Adviser that provided, among other things: (i) a description of the Adviser’s business, operations and qualifications; (ii) a description of personnel, including responsibilities, changes since the last renewal of the Investment Advisory Agreements (the “last renewal”) and compensation policies; (iii) a description of the advisory services provided to the Funds, including a discussion of how investment decisions are made and executed; (iv) a description of any services other than investment advice provided to the Funds by the Adviser; (v) a copy of the Adviser’s most recent Form ADV; (vi) a balance sheet and profit and loss statement for the Adviser; (vii) a description of the advisory fees and a peer group comparison along with a discussion of the appropriateness of the fees; (viii) a description of any issues or recommendations with respect to the Company’s compliance program since the last renewal; (ix) a description of the Company’s expenses, including expense ratios and comparative expense ratios, costs incurred by the Adviser and brokerage expenses; and (x) a description of errors and omission insurance coverage that is currently in place.

Additional materials that were provided to, and discussed by, the Board in connection with the renewal of the Investment Advisory Agreements included, among other things: (i) a copy of the Investment Advisory Agreements with the Adviser, which, among other things, described the services provided to the Funds and the compensation to be paid for such services; (ii) a copy of the Fee Waiver Agreements with the Adviser; (iii) Morningstar comparative industry peer group and peer fund data for the Funds’ performance for various periods ended August 31, 2016; and (iv) Morningstar comparative industry peer group data regarding the investment advisory fees and total expense ratios of the Funds along with other industry peer group comparisons of fund expenses and expense reimbursements for the period ended August 31, 2016.

The Board discussed the nature, extent and quality of services provided by the Adviser to each Fund, including the Adviser’s resources comparative to other advisory firms and developments since the last renewal. They concluded that the experienced portfolio management and research team dedicated to the continued management of the Funds  were

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

sufficient and beneficial to the Funds, as evidenced by each Fund’s performance record over varying periods, and that the services provided were consistent with the terms of the Investment Advisory Agreements.

The Board reviewed the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year, attention in assessing performance was given to the comparative data furnished in connection with the renewal of the Investment Advisory Agreements.

With respect to the performance results of the Internet Fund, the Board considered that the Fund’s performance was above the median and average performance of its Morningstar peer group (US OE Technology Funds) for the year-to-date and one-year periods and below the median and average of its peer group for the three-, five- and ten-year periods. The Board observed that the Fund’s short-term performance results were strong and found the Fund’s overall comparative results to be satisfactory.

With respect to the performance results of the Small Cap Fund (Investor Class), the Board considered that the Fund’s performance was below the median and average performance of its Morningstar peer group (US OE Small Growth Funds) for the year-to-date, one-, three- and five-year periods. The Board observed that, while the Fund underperformed its peer group over various periods, the Board was satisfied with the Adviser’s services and continued attention to the Fund’s long-term performance and expressed its intention to continue to closely monitor the Fund.

With respect to the performance results of the Micro Cap Fund (Investor Class), the Board considered that the Fund’s performance was below the median and average performance of its Morningstar peer group (US OE Small Growth Funds) for the year-to-date, one- and three-year periods. The Board observed that, while the Fund underperformed its peer group over various periods, the Board was satisfied with the Adviser’s services and continued attention to the Fund’s long-term performance and expressed its intention to continue to closely monitor the Fund.

The Board reviewed the advisory fees and overall expenses of each Fund and discussed the difference in fees and expenses compared to other funds within each Fund’s peer group. The Board discussed the allocation of expenses among the Funds and the manner in which each Fund bears its appropriate share of the expenses. The Board noted the relatively small size of the Funds, as well as the ongoing subsidies of operating expenses by the Adviser pursuant to the Fee Waiver Agreements for the Small Cap Fund and Micro Cap Fund.

The Board considered the addition of a breakpoint to the advisory fee schedule for each of the Funds, effective December 29, 2014, and noted its determination to reduce the 12b-1 fees payable under the distribution and service plans of the Funds effective September 1, 2016 (Investor Class shares only). The Board also recognized the fact that expense ratios generally increase as assets decline and decrease as assets grow.

With respect to the advisory fees and overall expenses of the Internet Fund, the Board considered that the Fund’s advisory fees and net expense ratio (minus 12b-1 fees) were above the median and average of its Morningstar peer group (US OE Technology Funds). The Board also considered the Fee Waiver Agreement and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each in place through January 2, 2018. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (minus 12b-1 fees) in light of the size of the Fund and noted that the Fund’s expenses had been subsidized by an advisory fee waiver over various periods. The Board was satisfied that the Adviser has taken actions to improve the Fund’s comparative expenses.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

With respect to the advisory fees and overall expenses of the Small Cap Fund, the Board considered that the Fund’s advisory fees and net expense ratio (minus 12b-1 fees) for Investor Class shares were above the median and average of its Morningstar peer group (US OE Small Growth Funds). The Board also considered the Fee Waiver Agreement (under which the Adviser was waiving all of its advisory fees for the year ended August 31, 2016) and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each in place through January 2, 2018. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (minus 12b-1 fees) in light of the size of the Fund and noted that the Fund’s expenses are currently subsidized by an advisory fee waiver. The Board was satisfied that the Adviser has taken actions to improve the Fund’s comparative expenses.

With respect to the advisory fees and overall expenses of the Micro Cap Fund, the Board considered that the Fund’s advisory fees and net expense ratio (minus 12b-1 fees) for Investor Class shares were above the median and average of its Morningstar peer group (US OE Small Growth Funds). The Board also considered the Fee Waiver Agreement (under which the Adviser was waiving all of its advisory fees for the year ended August 31, 2016) and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each in place through January 2, 2018. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (minus 12b-1 fees) in light of the size of the Fund and noted that the Fund’s expenses are currently subsidized by an advisory fee waiver (including a reduction in the expense level above which the Adviser will waive a portion of its advisory fees put in place during the previous year). The Board was satisfied that the Adviser has taken actions to improve the Fund’s comparative expenses.

The Board discussed the profitability, projected revenue growth and financial viability of the Adviser; other benefits received by the Adviser in connection with the management of the Funds; the extent to which there are economies of scale in the provision of advisory services; and whether the Adviser may realize additional economies of scale in the future.

In considering the various factors, the Board’s fiduciary duties to the Funds’ shareholders, and the body of law governing the approval of investment advisory agreements, the independent Directors received assistance and advice from independent legal counsel.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative, and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that (i) the Adviser demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreements; (ii) the compensation payable to the Adviser under the Investment Advisory Agreements was fair and reasonable; and (iii) the compensation and other terms of the Investment Advisory Agreements were appropriate and in the best interests of each of the Funds and its  shareholders.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Holdings Disclosure

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Semi-Annual Report

February 28, 2017

JACOB INTERNET FUND
JACOB SMALL CAP GROWTH FUND
JACOB MICRO CAP GROWTH FUND

Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Investment Adviser
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund and the Jacob Micro Cap Growth Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)  /s/ Ryan Jacob
Ryan Jacob, President

Date   May 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Ryan Jacob
Ryan Jacob, President

Date   May 3, 2017

By (Signature and Title)  /s/ Francis Alexander
Francis Alexander, Treasurer

Date   May 8, 2017